Bank and Other Borrowings (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 21,586	$ 21,823	$ 30,393	$ 36,196